Condensed Statements Of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net (loss) income	$ 608,954	$ (296,467)	$ 233,996
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of convertible senior notes issuance costs and debt discount	5,470	10,174	9,456
Equity in loss (earnings) from subsidiaries	787	(3,570)	3,343
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	(4,831)	0	0
Others	22	(364)	0
Changes in operating assets/liabilities:
Due from subsidiaries	6,777	(6,379)	(37,615)
Due to subsidiaries	2,345	(23,885)	36,614
Net cash provided by (used in) operating activities	(286,968)	559,993	18,614
Cash flows from investing activities
Net cash used in investing activities	(816,044)	(929,118)	(797,315)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	167,329	18,029	111,800
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	(6,769)	(4,894)	0
Payment of repurchase of ordinary shares	(110,559)	0	0
Proceeds from issuance of RMB-denominated US$-settled senior notes	258,657	0	0
Proceeds from private placements of ordinary shares	25,790	0	0
Payment for repurchase of RMB-denominated US$-settled senior notes	(8,223)	0	0
Payment of convertible senior notes redemption	(364,765)	(7,719)	0
Net cash provided by financing activities	1,138,499	180,388	907,315
Effect of foreign currency exchange rate changes on cash and cash equivalents	6,458	6,103	624
Net (decrease) increase in cash and cash equivalents	41,945	(182,634)	129,238
Cash and cash equivalents at beginning of year	202,127	384,761	255,523
Cash and cash equivalents at end of year	244,072	202,127	384,761
Parent Company
Cash flows from operating activities
Net (loss) income	(655,459)	290,797	(234,225)
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of convertible senior notes issuance costs and debt discount	5,456	10,174	9,456
Equity in loss (earnings) from subsidiaries	609,848	(318,986)	202,420
Compensation revenue	(4,534)	0	0
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	(4,831)	0	0
Others	0	(193)	0
Changes in operating assets/liabilities:
Due from subsidiaries	(53,515)	97,008	(8,790)
Due from an affiliate	(25,775)	0	0
Due to subsidiaries	47,223	176,052	10,568
Other assets/liabilities	6,895	(10,162)	11,646
Net cash provided by (used in) operating activities	(74,692)	244,690	(8,925)
Cash flows from investing activities
Investment in subsidiaries	(377,015)	(262,253)	(131,462)
Net cash used in investing activities	(377,015)	(262,253)	(131,462)
Cash flows from financing activities
Proceeds from related party borrowings	447,286	20,173	29,050
Proceeds from bank borrowings	29,800	0	0
Proceeds from issuance of ordinary shares	167,329	18,029	111,800
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	(5,749)	(4,894)	0
Payment of repurchase of ordinary shares	(110,559)	0	0
Proceeds from issuance of RMB-denominated US$-settled senior notes	258,657	0	0
Proceeds from private placements of ordinary shares	25,790	0	0
Payment for repurchase of RMB-denominated US$-settled senior notes	(8,223)	0	0
Payment of convertible senior notes redemption	(364,765)	(7,719)	0
Net cash provided by financing activities	439,566	25,589	140,850
Effect of foreign currency exchange rate changes on cash and cash equivalents	10,614	0	0
Net (decrease) increase in cash and cash equivalents	(1,527)	8,026	463
Cash and cash equivalents at beginning of year	8,656	630	167
Cash and cash equivalents at end of year	$ 7,129	$ 8,656	$ 630